Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of future minimum lease payments based on current rental lease agreements
	Total	Less than One Year	One to Three Years	Over Three Years
	RMB	RMB	RMB	RMB
Operating lease commitments	63,757	31,426	29,064	3,267

Schedule of purchase commitments
	Total	Less than One Year	Over One Year
	RMB	RMB	RMB
Purchase commitments	10,767	9,071	1,696